Note Payable - Narratives (Details) - USD ($)				6 Months Ended		12 Months Ended
	Oct. 05, 2023	Jan. 12, 2023	Oct. 06, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 28, 2024	Nov. 21, 2023
Note Payable
Principal balance of promissory note								$ 224,000
Amount to be converted				$ 1,310,710
Line of credit and notes payable, less current portion, net of discount				2,428,880		$ 220,000
Amortization of discount on note payable				7,000	$ 74,568
Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Principal balance of promissory note		$ 220,000
Line of credit and notes payable, less current portion, net of discount						220,000
Amortization of discount on note payable					18,417
Accrued interest				$ 0	$ 11,953	12,980
Annual fixed interest rate (in percentage)		12.00%
VSee Lab, Inc
Note Payable
Principal balance of debt						220,000	$ 666,667
Gain on forgiveness of debt						107,862
Line of credit and notes payable, less current portion, net of discount						220,000	407,131
Amortization of discount on note payable						93,733	15,934
VSee Lab, Inc | Exchange Agreement
Note Payable
Contingent liability						600,000
VSee Lab, Inc | Note payable issued October 6, 2022 (Face Value: $666,667)
Note Payable
Principal balance of promissory note			$ 666,667				666,667
Principal balance of debt							666,667
VSee Lab, Inc | Bridge Notes
Note Payable
Line of credit and notes payable, less current portion, net of discount						0	407,131
Amortization of discount on note payable						50,734	15,934
Total interest expense						50,731
Total interest expense						101,465
Accrued interest						0	$ 15,934
VSee Lab, Inc | Bridge Notes | Securities Purchase Agreement
Note Payable
Original issue discount (as a percent)			10.00%
Principal balance of promissory note			$ 2,222,222
Amount of cash proceeds received			$ 600,000
Percentage of amount due and payable after 90 days of the original issue date if PIPE Financing closes in connection with the closing of the Business Combination			110.00%
Specified period of original issue date if PIPE Financing closes in connection with the closing of the Business Combination			90 days
Percentage of amount due and payable before 90 days under the Bridge Notes if PIPE Financing closes in connection with the closing of the Business Combination			100.00%
Specified period of under Notes if PIPE Financing closes in connection with the closing of the Business Combination			90 days
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination			10.00%
Mandatory default penalty (as a percent)	125.00%		125.00%
Fair value of the embedded derivative at issuance			$ 208,803
Principal balance of debt			$ 457,864
Late fee (as a percent)	10.00%
Default interest rate (as a percent)	24.00%
Default interest expense	$ 383,790
VSee Lab, Inc | Bridge Notes | Exchange Agreement
Note Payable
Nonexchangeable principal amount of note						600,000
Gain on forgiveness of debt						107,862
VSee Lab, Inc | Original Notes | Exchange Agreement
Note Payable
Default interest expense						383,789
Aggregate current value						3,723,744
VSee Lab, Inc | DHAC Note | Exchange Agreement
Note Payable
Original issue discount						88,889
Principal balance of promissory note						888,889
VSee Lab, Inc | VSee Note | Exchange Agreement
Note Payable
Original issue discount						66,667
Principal balance of promissory note						666,667
Amount to be converted						600,000
Line of credit and notes payable, less current portion, net of discount						600,000
VSee Lab, Inc | iDoc Note | Exchange Agreement
Note Payable
Original issue discount						66,667
Principal balance of promissory note						666,667
Amount to be converted						600,000
Line of credit and notes payable, less current portion, net of discount						600,000
VSee Lab, Inc | Exchange Note | Exchange Agreement
Note Payable
Principal balance of promissory note						2,523,744
VSee Lab, Inc | Note payable issued January 12, 2023 (Face Value: $220,000)
Note Payable
Original issue discount (as a percent)		10.00%
Principal balance of promissory note		$ 220,000				220,000
Principal balance of debt						220,000
Line of credit and notes payable, less current portion, net of discount		$ 220,000
Amortization of discount on note payable						20,000
Total interest expense						32,980
Accrued interest						$ 12,980
Annual fixed interest rate (in percentage)									12.00%